22. Condensed Financial Information (Parent Company Only) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Total assets	$ 575,738,245	$ 552,905,517
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	532,385,670	511,987,108
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31, 2012 and 2011, respectively (including 19,182 and 24,324 shares issued February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409	39,127,669
Total liabilities and shareholders' equity	575,738,245	552,905,517
Parent Company [Member]
Assets
Cash	236,514	196,945	123,116
Investment in subsidiary - Community National Bank	55,650,407	53,226,506
Investment in Capital Trust	387,000	387,000
Income taxes receivable	436,944	416,781
Total assets	56,710,865	54,227,232
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	471,290	421,823
Total liabilities	13,358,290	13,308,823
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31, 2012 and 2011, respectively (including 19,182 and 24,324 shares issued February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409
Total liabilities and shareholders' equity	$ 56,710,865	$ 54,227,232